Acquisitions and Merger (Details) (USD $)	12 Months Ended						0 Months Ended				1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 17, 2015	Mar. 30, 2015	Jul. 22, 2013	May 07, 2014	Sep. 30, 2014 mi	Mar. 10, 2015	Jan. 31, 2014
Business Acquisition [Line Items]
Cash payment	$ 110,000,000	[1]	$ 507,500,000	[1]	$ 0	[1]
Common units issued	43,347,452		30,468,902
General partner units issued	1,238,514		975,686
Additional cash consideration related to the transportation precedent agreement	0	[1]	110,000,000	[1]	0	[1]
Pipelines
Business Acquisition [Line Items]
Life of the lease	15 years
Estimated service life	40 years
Jupiter
Business Acquisition [Line Items]
Merger/acquisition consideration (in shares)	778,878
Sunrise
Business Acquisition [Line Items]
Merger/acquisition consideration (in shares)			747,126
Term of the transportation precedent agreement	20 years
Sunrise | Limited Partners Common
Business Acquisition [Line Items]
Merger/acquisition consideration (in shares)			479,184
Sunrise | General Partner
Business Acquisition [Line Items]
Merger/acquisition consideration (in shares)			267,942
EQT Energy Supply, LLC | Subsequent Events
Business Acquisition [Line Items]
Expected debt to be paid off												6,000,000
Expected consideration												124,300,000
NWV Gathering | Subsequent Events
Business Acquisition [Line Items]
Consideration paid							925,700,000
Cash payment							873,200,000
NWV Gathering | Subsequent Events | Partnership Interest | Common Partner Units
Business Acquisition [Line Items]
Number of units included in purchase							511,973
NWV Gathering | Subsequent Events | Partnership Interest | General Partner Units
Business Acquisition [Line Items]
Number of units included in purchase							178,816
MVP Interest In Joint Venture
Business Acquisition [Line Items]
Ownership interest	100.00%
Investment interest	9,300,000
MVP Interest In Joint Venture | Subsequent Events
Business Acquisition [Line Items]
Consideration paid								54,200,000
EQT
Business Acquisition [Line Items]
Consideration paid									540,000,000
Cash payment									507,500,000
Common units issued									479,184
General partner units issued									267,942
Additional cash consideration related to the transportation precedent agreement													110,000,000
EQT | Jupiter
Business Acquisition [Line Items]
Consideration paid										1,180,000,000
Cash payment										$ 1,121,000,000
EQT | Jupiter | Limited Partners Common
Business Acquisition [Line Items]
Merger/acquisition consideration (in shares)	516,050
EQT | Jupiter | General Partner
Business Acquisition [Line Items]
Merger/acquisition consideration (in shares)	262,828
MVP Holdco
Business Acquisition [Line Items]
Ownership interest	100.00%
Mountain Valley Pipeline
Business Acquisition [Line Items]
Ownership interest	55.00%
Length of pipeline (in miles)											300

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.